Restricted net assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Disclosure Text Block Supplement [Abstract]
General reserve percent income after tax to payment of dividends	10.00%
Reserve funds registered capital percentage	50.00%
Restricted net assets (in Yuan Renminbi)	¥ 129,057